Funds held for clients (Tables)	12 Months Ended
Sep. 30, 2020
Funds Held For Clients [Abstract]
Disclosure of Funds Held For Clients

	As at September 30, 2020	As at September 30, 2019
	$	$
Cash	576,708	187,823
Long-term bonds (Note 32)	148,470	180,289
	725,178	368,112